Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss) for the year	$ 722,828	$ 126,098
Adjustments to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of silver bullion	45	4,537
Change in unrealized (gains) losses on silver bullion	(733,186)	(136,938)
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets	72
Increase (decrease) in accounts payable	(180)	(73)
Net cash provided by (used in) operating activities	(10,421)	(6,376)
Cash flows from investing activities
Purchases of silver bullion	(597,364)	(77,969)
Sales of silver bullion		25
Net cash provided by (used in) in investing activities	(597,364)	(77,944)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	614,851	83,718
Payments on redemption of Units (note 7)	(16)	(32)
Underwriting commissions and issue expenses	(6,941)	(651)
Net cash provided by (used in) financing activities	607,894	83,035
Net increase (decrease) in cash during the year	109	(1,285)
Cash at beginning of year	2,513	3,798
Cash at end of year	$ 2,622	$ 2,513